SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Major Customer Concentration (Details) - Sales [Member] - Customer [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Concentration percentage	59.00%	36.00%	10.00%
Customer A [Member]
Concentration Risk [Line Items]
Concentration percentage	50.00%	36.00%	0.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration percentage	9.00%	0.00%	10.00%